Compensation of the Members of the Board of Directors and Management - Schedule of Compensation of the Board of Directors and Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short term benefits	$ 883,971	$ 862,984	$ 1,228,082
Post-employee benefits years	38,494	49,492	51,361
Share bonuses
Share-based payment	302,501	315,624	233,807
Total	1,224,966	1,228,100	1,513,250
Executive Management [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short term benefits	737,055	708,830	1,036,398
Post-employee benefits years	38,494	49,492	51,361
Share bonuses
Share-based payment	261,105	269,637	180,225
Total	1,036,654	1,027,960	1,267,984
Board of Directors [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short term benefits	146,916	154,154	191,684
Post-employee benefits years
Share bonuses
Share-based payment	41,396	45,987	53,582
Total	$ 188,312	$ 200,140	$ 245,266